Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.61650%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$909,682.62

Principal:
Principal Collections	$14,508,356.71
Prepayments in Full	$6,341,480.73
Liquidation Proceeds	$221,641.47
Recoveries	$108,557.35
Sub Total	$21,180,036.26
Collections	$22,089,718.88

Purchase Amounts:
Purchase Amounts Related to Principal	$455,775.82
Purchase Amounts Related to Interest	$2,116.17
Sub Total	$457,891.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,547,610.87

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,547,610.87
Servicing Fee	$325,907.93	$325,907.93	$0.00	$0.00	$22,221,702.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,221,702.94
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,221,702.94
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,221,702.94
Interest - Class A-3 Notes	$169,820.81	$169,820.81	$0.00	$0.00	$22,051,882.13
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$21,899,274.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,899,274.13
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$21,838,362.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,838,362.88
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$21,791,389.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,791,389.88
Regular Principal Payment	$20,183,670.17	$20,183,670.17	$0.00	$0.00	$1,607,719.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,607,719.71
Residual Released to Depositor	$0.00	$1,607,719.71	$0.00	$0.00	$0.00
Total		$22,547,610.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,183,670.17
Total					$20,183,670.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,183,670.17	$52.84	$169,820.81	$0.44	$20,353,490.98	$53.28
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$20,183,670.17	$15.33	$430,313.06	$0.33	$20,613,983.23	$15.66

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$153,221,785.01	0.4011041	$133,038,114.84	0.3482673
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$339,551,785.01	0.2578554	$319,368,114.84	0.2425280

Pool Information
Weighted Average APR	2.795%	2.794%
Weighted Average Remaining Term	30.58	29.77
Number of Receivables Outstanding	30,200	29,354
Pool Balance	$391,089,512.42	$369,321,258.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$365,888,267.94	$345,704,597.77
Pool Factor	0.2753573	0.2600308

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$23,616,660.47
Targeted Overcollateralization Amount	$49,953,143.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,953,143.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$240,999.45
(Recoveries)		122	$108,557.35
Net Loss for Current Collection Period			$132,442.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4064%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7589%
Second Prior Collection Period			0.9151%
Prior Collection Period			0.7195%
Current Collection Period			0.4180%
Four Month Average (Current and Prior Three Collection Periods)			0.7029%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,037	$13,415,669.89
(Cumulative Recoveries)			$1,944,922.03
Cumulative Net Loss for All Collection Periods			$11,470,747.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8076%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,417.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,777.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.86%	412	$6,851,080.07
61-90 Days Delinquent	0.14%	29	$506,134.36
91-120 Days Delinquent	0.05%	8	$175,986.78
Over 120 Days Delinquent	0.17%	40	$613,886.33
Total Delinquent Receivables	2.21%	489	$8,147,087.54

Repossession Inventory:
Repossessed in the Current Collection Period		15	$238,512.17
Total Repossessed Inventory		28	$453,319.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2891%
Prior Collection Period			0.2616%
Current Collection Period			0.2623%
Three Month Average			0.2710%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3509%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer